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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:               6/30/2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 ------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

                 ------------------------------------------------

                 ------------------------------------------------

Form 13F File Number: 28-      4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Angela Newhouse                Chicago, Illinois   October 29, 2003
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------
Form 13F Information Table Value Total: $  1,643,422
                                        --------------------
                                            (thousands)

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    None      28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                                    6/30/2003

     COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5               COLUMN 6        COLUMN 7                  COLUMN 8
     --------         --------  --------  --------      --------               --------        --------                  --------
      NAME OF         TITLE OF              VALUE      SHARES OR         INVESTMENT DISCRETION                      VOTING AUTHORITY
      ISSUER            CLASS     CUSIP   (x$1000)  PRINCIPLE AMOUNT     SOLE   SHARED   OTHER MANAGERS     SOLE    SHARED      NONE
AETNA INC NEW         Com       00817Y108     1,383       22,977     SH   X                    Longview      22,977
ALLTEL CORP           Com       020039103     2,738       56,778     SH   X                    Longview      56,778
BANK ONE CORP.        Com       06423A103    12,401      333,543     SH   X                    Longview     333,543
EMERSON ELECTRIC      Com       291011104     2,917       57,082     SH   X                    Longview      57,082
GENERAL DYNAMICS CORP Com       369550108 1,207,935       14,080     SH   X                    Longview      14,080
GENERAL ELECTRIC CO   Com       369604103       548       19,111     SH   X                    Longview      19,111
HILTON HOTELS CORP    Com       432848109     1,503      117,528     SH   X                    Longview     117,528
LABORATORY CORP OF
  AMERICA             Com New   50540R409       777       25,764     SH   X                    Longview      25,764
MAYTAG CORP           Com       578592107   131,859       34,683     SH   X                    Longview      34,683
MEDIS TECHNOLOGIES
  LTD                 Com       58500P107    15,133    2,113,485     SH   X                    Longview   2,113,485
PARK PLACE
  ENTERTAINMENT CORP. Com       700690100     1,068      117,528     SH   X                    Longview     117,528
PFIZER INC            Com       717081103       435       12,745     SH   X                    Longview      12,745
PITNEY BOWES INC      Com       724479100       215        5,600     SH   X                    Longview       5,600
SUNGARD DATA SYS INC  Com       867363103       482       18,611     SH   X                    Longview      18,611
US BANCORP DEL (NEW)  Com New   902973304     1,217       49,689     SH   X                    Longview      49,689
VULCAN MATERIALS CO   Com       929160109   262,811    7,089,575     SH   X                    Longview   7,089,575

TOTAL                                     1,643,422   10,088,779                                         10,088,779

   THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.